SHARE CAPITAL - Narrative - Restricted and Performance share units (Details) $ in Thousands										12 Months Ended
	Mar. 19, 2026 USD ($) shares	Mar. 11, 2026 USD ($) shares	Mar. 10, 2026 USD ($) shares	Feb. 24, 2026 USD ($) shares	Feb. 20, 2026 shares	Feb. 10, 2026 USD ($) shares	Jan. 06, 2026 shares	Nov. 03, 2025 USD ($) shares	Oct. 01, 2025 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)
Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)										5,199,440
Vested (in shares)					41,664		141,664			183,328
Issuance (in shares)					30,763		141,664
Equity settled share based payment arrangements
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment arrangement expense | $										$ 8,549	$ 0
Grant October 1 2025 | Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)									600,000
Vesting period of share options granted									3 years
Share based payment arrangement expense | $									$ 3,588
Grant October 1 2025 | Restricted share units | Tranche One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)									100,000
Grant October 1 2025 | Restricted share units | Tranche Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)									500,000
Grant November3 2025 | Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)								3,564,440
Share based payment arrangement expense | $								$ 23,989
Grant February 10 2026 | Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)						975,000
Vesting period of share options granted						4 years
Share based payment arrangement expense | $						$ 6,250
Grant February 10 2026 | Performance stock units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)						325,000
Share based payment arrangement expense | $						$ 576
Grant February 24 2026 | Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)				25,000
Share based payment arrangement expense | $				$ 184
Grant March 10 2026 | Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)			35,000
Vesting period of share options granted			3 years
Share based payment arrangement expense | $			$ 201
Number of installments in graded vesting			10
Crystallized Obligation March 11 2026 | Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)		122,440
Share based payment arrangement expense | $		$ 659
Crystallized Obligation March 11 2026 | Restricted share units | Three Equal Annual Tranches
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)		40,813
Crystallized Obligation March 19 2026 | Restricted share units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)	127,998
Share based payment arrangement expense | $	$ 616
Crystallized Obligation March 19 2026 | Restricted share units | Three Equal Annual Tranches
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)	42,666